Schedule of Investments ─ NYLIM Global Equity R&D Leaders ETF (formerly, NYLI Global Equity R&D Leaders ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 97.7%

Brazil — 1.3%
MercadoLibre, Inc.*	49	$92,020
TOTVS SA	375	2,292
WEG SA	4,084	37,941
Total Brazil		132,253

Canada — 0.5%
Celestica, Inc.*	72	23,808
Constellation Software, Inc.	13	27,828
Descartes Systems Group, Inc. (The)*(a)	53	3,977
Total Canada		55,613

China — 1.5%
Airtac International Group	194	7,954
Chifeng Jilong Gold Mining Group Ltd., Class H	177	753
Contemporary Amperex Technology Co., Ltd., Class H(a)	212	16,830
CRRC Corp., Ltd., Class H	4,236	2,841
Kingsoft Corp., Ltd.	1,339	4,569
NetEase, Inc.	3,093	81,964
Tongcheng Travel Holdings Ltd.	2,281	4,154
Trip.com Group Ltd.*	668	31,212
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H	462	1,542
Zhuzhou CRRC Times Electric Co., Ltd., Class H	447	1,919
Total China		153,738

Denmark — 1.9%
Genmab A/S*	60	17,164
Novo Nordisk A/S, Class B	3,288	155,120
Novonesis Novozymes B, Class B	402	26,112
Total Denmark		198,396

Finland — 0.3%
Metso OYJ	804	14,902
Wartsila OYJ Abp	574	19,377
Total Finland		34,279

France — 0.6%
Dassault Systemes SE	837	19,309
Legrand SA	254	38,400
Total France		57,709

Germany — 5.8%
GEA Group AG	158	11,207
Infineon Technologies AG	814	57,757
Nemetschek SE	72	4,809
Rational AG	11	8,530
SAP SE	766	138,966
Siemens AG	758	246,504
Siemens Energy AG	835	141,647
Total Germany		609,420

Israel — 0.5%
Check Point Software Technologies Ltd.*	64	8,136
Elbit Systems Ltd.	46	36,981
Nova Ltd.*	20	8,004
Total Israel		53,121

Italy — 0.8%
Ferrari NV	188	73,565

	Shares	Value
Common Stocks (continued)

Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	203	$12,063
Total Italy		85,628

Japan — 5.6%
Advantest Corp.	456	93,076
Ajinomoto Co., Inc.	947	29,530
Asahi Intecc Co., Ltd.	257	5,799
Asics Corp.	712	21,258
Capcom Co., Ltd.	517	12,871
Chugai Pharmaceutical Co., Ltd.	1,627	70,833
Daiichi Sankyo Co., Ltd.	1,805	29,105
Denso Corp.	2,821	34,858
Dexerials Corp.	109	2,262
Disco Corp.	68	24,975
Ebara Corp.	443	15,464
Kaneka Corp.	61	2,191
Kirin Holdings Co., Ltd.	791	14,670
Kobayashi Pharmaceutical Co., Ltd.	76	2,667
Koei Tecmo Holdings Co., Ltd.	326	3,295
Konami Group Corp.	139	18,018
Kotobuki Spirits Co., Ltd.	151	2,412
Lion Corp.	271	2,907
Mitsui Kinzoku Co., Ltd.	56	10,885
Nippon Shinyaku Co., Ltd.	68	1,452
Nissan Chemical Corp.	131	6,173
Nitto Denko Corp.	658	13,741
NOF Corp.	229	4,010
Organo Corp.	45	4,149
Sankyo Co., Ltd.	223	2,597
Sanwa Holdings Corp.	212	4,583
SCREEN Holdings Co., Ltd.	119	9,417
Shionogi & Co., Ltd.	862	15,746
Sumitomo Bakelite Co., Ltd.	86	3,518
Taiyo Holdings Co., Ltd.	113	3,353
Tokyo Electron Ltd.	292	101,780
Unicharm Corp.	1,805	11,410
Total Japan		579,005

Netherlands — 4.2%
ASM International NV	31	28,576
ASML Holding NV	242	399,329
BE Semiconductor Industries NV	51	11,633
Total Netherlands		439,538

South Korea — 6.4%
APR Corp.	36	8,080
Hanwha Systems Co., Ltd.	182	7,978
HD Hyundai Electric Co., Ltd.	35	16,792
HD Hyundai Heavy Industries Co., Ltd.	101	34,075
HD Hyundai Marine Solution Co., Ltd.	43	5,550
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	68	18,339
Hyosung Heavy Industries Corp.	9	15,258
Hyundai Rotem Co., Ltd.	105	9,847
LIG Defense&Aerospace Co., Ltd.	21	10,296
LS Electric Co., Ltd.	145	18,795
Rainbow Robotics*	19	5,770
Samsung Electronics Co., Ltd.	2,689	495,099
Samsung Heavy Industries Co., Ltd.*	850	12,729
Samyang Foods Co., Ltd.	7	5,735
SK Biopharmaceuticals Co., Ltd.*	76	4,211
Total South Korea		668,554

Schedule of Investments ─ NYLIM Global Equity R&D Leaders ETF (formerly, NYLI Global Equity R&D Leaders ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden — 0.9%
Alfa Laval AB	401	$23,690
Assa Abloy AB, Class B	1,024	37,901
Saab AB, Class B	518	32,465
Total Sweden		94,056

Taiwan — 7.2%
Accton Technology Corp.	349	22,947
Advantech Co., Ltd.	541	9,424
Asia Vital Components Co., Ltd.	244	17,515
ASMedia Technology, Inc.	46	1,872
Delta Electronics, Inc.	1,617	82,053
E Ink Holdings, Inc.	719	4,205
Elite Material Co., Ltd.	223	32,740
Fortune Electric Co., Ltd.*	306	6,675
Gold Circuit Electronics Ltd.	322	7,901
Hotai Motor Co., Ltd.	540	9,323
International Games System Co., Ltd.	273	6,555
Jentech Precision Industrial Co., Ltd.	91	9,700
King Slide Works Co., Ltd.	59	14,330
momo.com, Inc.	257	1,952
MPI Corp.	61	9,966
Parade Technologies Ltd.	49	852
PharmaEssentia Corp.	408	13,382
Phison Electronics Corp.	138	7,003
Taiwan Semiconductor Manufacturing Co., Ltd.	6,280	471,209
Wiwynn Corp.	116	19,346
Total Taiwan		748,950

Thailand — 0.6%
Delta Electronics Thailand PCL	7,778	64,754

Turkey — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,418	31,816
Girsim Elektrik Sanayi Taahut Ve Ticaret A/S*	446	702
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	770	634
Politeknik Metal Sanayi ve Ticaret A/S*	4	383
TR Anadolu Metal Madencilik Isletmeleri A/S*	376	985
Turk Altin Isletmeleri A/S*	3,103	2,883
Total Turkey		37,403

United Kingdom — 3.4%
AstraZeneca PLC	1,505	255,843
GSK PLC	3,924	101,997
Total United Kingdom		357,840

United States — 55.8%
Adobe, Inc.*	66	16,527
Advanced Micro Devices, Inc.*	272	129,513
Airbnb, Inc., Class A*	109	16,516
Allegion PLC	82	12,907
Alnylam Pharmaceuticals, Inc.*	35	7,193
Alphabet, Inc., Class A	2,511	894,242
Amazon.com, Inc.*	1,975	536,371
Amgen, Inc.	140	53,922
Apple, Inc.	1,940	599,285
Applied Materials, Inc.	133	67,520
Arista Networks, Inc.*	210	37,874
Atlassian Corp., Class A*	27	2,727
Autodesk, Inc.*	35	8,197

	Shares	Value
Common Stocks (continued)

United States (continued)
Automatic Data Processing, Inc.	104	$27,712
Axon Enterprise, Inc.*	21	11,083
BeOne Medicines Ltd., Class H*	1,382	34,191
Broadcom, Inc.	794	309,088
Cadence Design Systems, Inc.*	46	15,641
Church & Dwight Co., Inc.	62	6,126
Ciena Corp.*	24	9,049
Cisco Systems, Inc.	658	76,321
Cloudflare, Inc., Class A*	54	15,065
Colgate-Palmolive Co.	208	18,990
Corteva, Inc.	174	13,696
Crowdstrike Holdings, Inc., Class A*	170	32,446
Datadog, Inc., Class A*	55	14,738
Deckers Outdoor Corp.*	35	3,391
Deere & Co.	70	41,487
Dell Technologies, Inc., Class C	54	21,890
Dexcom, Inc.*	100	8,345
Docusign, Inc.*	32	1,755
DoorDash, Inc., Class A*	107	20,989
Electronic Arts, Inc.	65	13,641
Eli Lilly & Co.	245	281,466
Everpure, Inc., Class A*	56	4,322
Fair Isaac Corp.*(a)	4	4,492
Fortinet, Inc.*	122	19,758
Garmin Ltd.	187	54,937
HubSpot, Inc.*	9	2,136
IDEX Corp.	19	4,379
Illinois Tool Works, Inc.	75	21,521
Insulet Corp.*	18	2,976
International Business Machines Corp.	157	35,113
International Flavors & Fragrances, Inc.	66	5,229
Intuit, Inc.	46	14,539
Intuitive Surgical, Inc.*	92	32,506
Keysight Technologies, Inc.*	29	9,253
Lam Research Corp.	209	61,241
Marvell Technology, Inc.	146	27,384
Meta Platforms, Inc., Class A	570	317,325
Mettler-Toledo International, Inc.*	5	7,082
Microsoft Corp.	1,183	549,764
MongoDB, Inc.*	13	4,387
Monolithic Power Systems, Inc.	8	11,408
Motorola Solutions, Inc.	28	12,201
NVIDIA Corp.	3,363	675,122
Oracle Corp.	481	62,468
Palantir Technologies, Inc., Class A*	383	47,132
Palo Alto Networks, Inc.*	136	45,129
PepsiCo, Inc.	355	49,544
Pinterest, Inc., Class A*	125	3,001
PTC, Inc.*	19	2,607
QUALCOMM, Inc.	176	25,979
Regeneron Pharmaceuticals, Inc.	27	20,591
ResMed, Inc.(a)	38	8,017
ROBLOX Corp., Class A*	174	6,194
Rocket Lab Corp.*(a)	155	10,067
ServiceNow, Inc.*	173	19,243
Sherwin-Williams Co. (The)	64	21,814
Snowflake, Inc., Class A*	58	17,010
Synopsys, Inc.*	32	12,440
Texas Instruments, Inc.	152	41,913
Trade Desk, Inc. (The), Class A*	111	2,002
Trane Technologies PLC	214	97,359
Ubiquiti, Inc.	10	5,565
Veeva Systems, Inc., Class A*	42	8,559
Veralto Corp.	64	6,027
Vertex Pharmaceuticals, Inc.*	66	31,489
Vertiv Holdings Co., Class A	100	24,157

Schedule of Investments ─ NYLIM Global Equity R&D Leaders ETF (formerly, NYLI Global Equity R&D Leaders ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

United States (continued)
Workday, Inc., Class A*(a)	34	$5,452
Zoetis, Inc.	109	8,425
Zscaler, Inc.*	27	4,082
Total United States		5,823,245

Total Common Stocks
(Cost $8,501,030)		10,193,502

Preferred Stock — 0.0%(b)
Germany — 0.0%(b)
FUCHS SE, 3.00%
(Cost $2,414)	53	2,449

Warrants — 0.0%(b)

Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	0

Investment Companies — 2.0%

United States — 2.0%
iShares Semiconductor ETF	119	60,082
State Street Consumer Discretionary Select Sector SPDR ETF	687	79,754
Vanguard Consumer Discretionary ETF(a)	169	66,129

Total Investment Companies
(Cost $196,659)		205,965

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)(e)	48,964	48,964
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(d)	3	3

Total Short-Term Investments
(Cost $48,967)		48,967

Total Investments — 100.2% (Cost $8,749,070)		10,450,883
Other Assets and Liabilities, Net — (0.2)%		(21,646)
Net Assets — 100.0%		$10,429,237

		% of
Industry	Value	Net Assets
Information Technology	$5,314,627	50.9%
Communication Services	1,363,679	13.1
Health Care	1,187,476	11.4
Industrials	1,156,147	11.1
Consumer Discretionary	903,776	8.7
Investment Companies	205,965	2.0
Consumer Staples	152,071	1.4
Materials	118,175	1.1
Money Market Funds	48,967	0.5
Total Investments	$10,450,883	100.2%
Other Assets and Liabilities, Net	(21,646)	(0.2)
Total Net Assets	$10,429,237	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $92,371; total market value of collateral held by the Fund was $93,463. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $44,499.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at July 31, 2026.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM Global Equity R&D Leaders ETF (formerly, NYLI Global Equity R&D Leaders ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$10,193,502	$—	$—		$10,193,502
Preferred Stock	2,449	—	—		2,449
Warrants	—	—	0	(g)	—
Investment Companies	205,965	—	—		205,965
Short-Term Investments:
Money Market Funds	48,967	—	—		48,967
Total Investments in Securities	$10,450,883	$—	$0		$10,450,883

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.